QUARTERLY FINANCIAL DATA (UNAUDITED) (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended												12 Months Ended
		Dec. 31, 2014		Sep. 30, 2014		Jun. 30, 2014		Mar. 31, 2014		Dec. 31, 2013 [2]	Sep. 30, 2013 [2]	Jun. 30, 2013 [2]	Mar. 31, 2013 [2]	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Income (loss) from operations		$ 16,022	[1]	$ 5,942	[1]	$ 2,874	[1]	$ (4,324)	[1]	$ (4,278)	$ (3,264)	$ (3,583)	$ (3,290)	$ 20,514	$ (14,415)	$ (6,415)
Net Income (loss)		14,533	[1]	5,115	[1]	2,516	[1]	(4,322)	[1]	(4,265)	(3,264)	(3,583)	(3,290)	17,842	(14,402)	(6,415)
Limited partners' interest in net income attributable to the Partnership		15,239	[1]	9,308	[1]	5,417	[1]	0	[1]					29,964	0	0
Affiliate		$ 29,993	[1]	$ 17,060	[1]	$ 10,168	[1]	$ 2,182	[1]	$ 2,555	$ 2,417	$ 2,106	$ 1,435	$ 59,403	$ 5,073	$ 0
Common units - basic	[1]	$ 0.47		$ 0.29		$ 0.17		$ 0
Common units - diluted	[1]	0.47		0.29		0.17		0
Subordinated units- basic and diluted	[1]	$ 0.47		$ 0.29		$ 0.17		$ 0

[1]	(a)The information presented includes the results of operations of our Predecessor for periods presented through May 13, 2014, of the West Ladder Rack through the DCR West Ladder Effective Date, of the Toledo Storage Facility through the Toledo Storage Facility Effective Date and of PBFX for the period beginning May 14, 2014, the date PBFX commenced operations.
[2]	Net income per unit is only calculated for the Partnership after the completion of the Offering as no units were outstanding prior to May 14, 2014. Net loss attributable to the DCR West Rack, Toledo Storage Facility and Delaware City Products Pipeline and Truck Rack prior to the DCR West Rack Effective Date, Toledo Storage Facility Effective Date and Delaware City Products Pipeline and Truck Rack Effective Date were allocated entirely to PBF GP as if only PBF GP had rights to that net loss, therefore there is no retrospective adjustment to previously reported net income per unit.